Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves and Other Equity Interests [Abstract]
Components of authorized and issued share capital
The authorized and issued share capital of the Company consists of an unlimited number of common shares, without par value.

	Number of shares	Stated value (in thousands $)

At Dec. 31, 2022	25,325,894	428,475
Shares acquired for equity incentive plan	(154,131)	(5,252)
Shares issued and released on equity incentive plans	363,352	15,649
Shares acquired and canceled under normal course issuer bid	(126,353)	(4,157)
Shares issued under dividend reinvestment program	1,389	49
At Dec. 31, 2023	25,410,151	434,764
Shares acquired for equity incentive plan	(26,321)	(963)
Shares issued and released on equity incentive plans	479,211	18,348
Shares acquired and canceled under normal course issuer bid	(48,182)	(2,022)
At Dec. 31, 2024	25,814,859	450,127
Contributed surplus consists of stock option expense, earn-out shares expense, equity incentive plans' expense, and additional purchase consideration.

Stated value (in thousands $)

At Dec. 31, 2022	33,716
Released on equity incentive plans	(18,846)
Stock-based compensation	20,411
At Dec. 31, 2023	35,281
Released on equity incentive plans	(16,628)
Stock-based compensation	17,614
At Dec. 31, 2024	36,267

Schedule of outstanding common shares under Equity incentive plan

Number of common shares

Unvested common shares held by the Trust, Dec. 31, 2022	630,431
Acquired	154,131
Released	(331,672)
Unvested common shares held by the Trust, Dec. 31, 2023	452,890
Acquired	26,321
Released	(479,211)
Unvested common shares held by the Trust, Dec. 31, 2024	—

Calculation of basic and diluted earnings per common share
The following table presents the calculation of basic and diluted earnings per common share:

	For the years ended
	Dec. 31, 2024	Dec. 31, 2023

Numerator (in thousands $):
Net income - basic and diluted	49,294	41,799

Denominator (number of shares in thousands):
Weighted average number of common shares	25,858	25,892
Weighted average number of unvested shares in the Trust	(432)	(662)
Weighted average number of common shares - basic	25,426	25,230
Weighted average number of dilutive stock options	13	13
Weighted average number of unvested shares under EIP	437	827
Weighted average number of common shares - diluted	25,876	26,070

Net income per common share
Basic	1.94	1.66
Diluted	1.91	1.60